ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

Origin Agritech Limited (“Agritech”), incorporated under the laws of the British Virgin Islands, and its subsidiaries and variable interest entities are referred to in this report as “we”, “us”, “our”, or “the Company”. We are principally engaged in hybrid crop seed development, production and distribution business.

As of September 30, 2025, the Company’s subsidiaries and variable interest entities included in continuing operations consisted of the following:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity
Subsidiaries:
State Harvest Holdings Limited (State Harvest)	October 6, 2004	British Virgin Islands	100%	Investment Holding

OAL SMY Corporation	July 28, 2021	USA	100%	Investment Holding

Origin BioScience Limited (Origin BioScience)	September 10, 2024	British Virgin Islands	100%	Investment Holding

Subsidiary held by Origin BioScience:
State Harvest Holdings Limited (State Harvest Hong Kong)	October 2, 2024	Hong Kong	100%	Nutritional products selling

Beijing Origin State Harvest Biotechnology Limited (Origin Biotechnology)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Variable interest entities:
Hainan Aoyu Biotechnology Limited (Hainan Aoyu)	March 2, 2022	PRC	100%	Hybrid crop seed development, production and distribution

Subsidiaries held by Hainan Aoyu:

Aoyu (Sanya) Technology Co., Ltd (Aoyu Sanya)	June 6, 2025	PRC	100%	Hybrid crop seed development, production and distribution

Beijing Origin Agriculture Limited (Origin Agriculture)	August 9, 2024	PRC	100%	Hybrid crop seed development, production and distribution

Subsidiarie held by Origin Agriculture:
Xinjiang Originbo Seed Company Limited (note) (Xinjiang Originbo)	July 13, 2011	PRC	70.52%	Hybrid crop seed development, production and distribution

Xuzhou Origin Agriculture Limited ( Xuzhou Agriculture )	September 25, 2018	PRC	65%	Agricultural seed products distribution

Anhui Origin Agriculture Limited (Anhui Agriculture )	August 19, 2025	PRC	65%	Agricultural seed products distribution

Hubei Origin Agriculture Limited (Hubei Agriculture)	July 29, 2025	PRC	65%	Agricultural seed products distribution

Henan Aoyu Zhongye Limited (note (i)) (Henan Aoyu)	July 16, 2018	PRC	51%	Agricultural seed products distribution

Subsidiaries held by Origin Biotechnology:

Shandong Aoruixinong Agricultural Technology Limited (Shandong Aoruixinong)	September 27, 2019	PRC	51%	Agricultural seed products distribution

Hubei Aoyu Zhongye Limited (Hubei Aoyu)	October 22, 2018	PRC	51%	Agricultural seed products distribution

Anhui Aoyu Zhongye Limited (Anhui Aoyu)	July 25, 2018	PRC	50%	Agricultural seed products distribution

Reorganization of State Harvest prior to the share exchange transaction with Chardan China Acquisition Corp. (“Chardan”)

On December 1, 2004, State Harvest established Origin Biotechnology, a wholly-owned foreign enterprise (“WOFE”) under the laws of the PRC with an initial operating period of 21 years. On August 20, 2020, the WOFE business license was renewed to extend the term from September 6, 2024 to long term.

Under PRC law, foreign entities are not currently permitted to own more than 49% of a seed production company. In order to address those restrictions, the Group’s subsidiary, Origin Biotechnology conducts substantially all of its business through contractual agreements with its variable interest entity (“VIE”), Hainan Aoyu. These agreements are summarized in the following paragraphs.

Contractual arrangements with VIE

Under Chinese law, foreign ownership of businesses engaged in the breeding of new varieties, development, production, marketing, distribution and sale of hybrid food crop seeds is limited to 49% pursuant to the Regulation on the Approval and Registration of Foreign Investment Enterprises in Agricultural Seed Industry and The Foreign Investment Industrial Guidance Catalogue. Origin Biotechnology, as a foreign invested enterprise, may not directly own more than 49% of any of the PRC Operating Companies. However, Chinese law does not forbid the owner of stock to consign rights associated with the stock, as long as the owner does not transfer title to the stock. To gain control over the PRC Operating Companies, Origin Biotechnology entered into a series of contractual arrangements with shareholders of the VIE.

As a result of these contractual arrangements, the Company’s wholly-owned subsidiary is entitled to substantially all of the economic benefits from the VIE and the VIE’ subsidiaries and are obligated to absorb all of the VIE and the VIE’ subsidiaries expected losses and therefore the Company has determined that it is the ultimate primary beneficiary of the VIE and subsidiaries of the VIE, and has consolidated the financial results of VIE and subsidiaries of the VIE in its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for accounting purposes.

Below is a summary of the currently effective contractual arrangements by and among the Company’s wholly-owned subsidiary Origin Biotechnology, the Company’s VIE Hainan Aoyu and its shareholders (also nominee shareholders).

Equity Pledge Agreement

Pursuant to an equity pledge agreement entered into on September 19, 2025 by and between Origin Biotechnology and then shareholders of Hainan Aoyu, such shareholders of Hainan Aoyu pledged all of their equity interests in Hainan Aoyu to Origin Biotechnology, to guarantee the performance of Hainan Aoyu and, to the extent applicable, such shareholders of Hainan Aoyu, of their obligations under the contractual arrangements of the VIE. If Hainan Aoyu or such shareholders of Hainan Aoyu fail to perform their obligations under the contractual arrangement of the VIE, Origin Biotechnology will be entitled to, among other things, right to sell the pledged shares of Hainan Aoyu via an auction. This equity pledge agreement will remain in effect so long as any of the exclusive technical consulting and management service agreement, the operation agreement or the exclusive equity transfer option agreement, as mentioned below, remains in effect or any guaranteed obligation of Hainan Aoyu, or, to the extent applicable, its shareholders, remains outstanding under the VIE contractual arrangements.

Exclusive Equity Transfer Option Agreement

Pursuant to an exclusive equity transfer option agreement entered into on September 19, 2025 by and between Origin Biotechnology and then shareholders of Hainan Aoyu, such shareholders of Hainan Aoyu, exclusively granted Origin Biotechnology or any party appointed by Origin Biotechnology an irrevocable option to purchase all or part of the shares in Hainan Aoyu held by then shareholders of Hainan Aoyu at a price no lower than the lowest price permitted by PRC law. Whether to exercise this option and the timing, methods and frequency of exercising such option are at the full discretion of Origin Biotechnology. The exclusive equity transfer option agreement shall remain valid until all shares in Hainan Aoyu held by the shareholders of Hainan Aoyu, or all irrevocable options to purchase such shares, have been transferred to Origin Biotechnology or its designated person. Origin Biotechnology is entitled to terminate this exclusive equity transfer option agreement if a default occurs due to reasons not related to Origin Biotechnology under this agreement.

Exclusive Technical Consulting and Service Agreement

Pursuant to an exclusive technical consulting and service agreement entered into on September 19, 2025 by and between Origin Biotechnology and Hainan Aoyu, Hainan Aoyu agreed to appoint Origin Biotechnology as its exclusive provider of technology services, including software development, internet maintenance, network security and other services in exchange for a service fee which are subject to the adjustment by the Company’s relevant subsidiaries at its sole discretion, for a term of ten years starting from the date thereof. Origin Biotechnology is entitled to terminate or extend the exclusive technical consulting and service agreement at its discretion.

Operation Agreement

Pursuant to an operation agreement entered into on September 19, 2025 by and among Origin Biotechnology, Hainan Aoyu and then shareholders of Hainan Aoyu, such shareholders of Hainan Aoyu agreed that, without written consent of Origin Biotechnology or a party designated by it, Hainan Aoyu shall refrain from conducting any action that may materially or adversely affect its assets, business, personnel, obligations, rights or operation, for a term of ten years starting from the date thereof. Such actions include, among other things, incurrence of debt to a third party, change of directors or senior management, acquisition or disposal of assets or shares, amendment to its articles of association or business scope and other matters. Origin Biotechnology is also entitled to appoint directors and senior management of Hainan Aoyu and instruct Hainan Aoyu on matters pertinent to its daily operation, financial management. Hainan Aoyu is obligated to fully effectuate the appointment or instructions made by Origin Biotechnology in methods consistent with applicable laws and articles of Hainan Aoyu. Origin Biotechnology is entitled to terminate or extend the operation agreement at its discretion.

Power of Attorney

Pursuant to a series of power of attorney issued by shareholders of Hainan Aoyu on September 19, 2025, such shareholders of Hainan Aoyu irrevocably appointed Origin Biotechnology as their attorney-in-fact to act on their behalf on all shareholder matters of Hainan Aoyu and exercise all rights as shareholders of Hainan Aoyu. This power of attorney shall remain valid until the abovementioned operation agreement is terminated or Hainan Aoyu is dissolved, whichever is earlier.

The Equity Pledge Agreement, Exclusive Equity Transfer Option Agreement, Exclusive Technical Consulting and Service Agreement, Operation Agreement and Power of Attorney were amended to reflect the changes of shareholders’ holding in the VIE at their respective dates. No other material terms or conditions of these agreements were changed or altered. The Company is still the ultimate primary beneficiary of Hainan Aoyu for accounting purpose, and the Group continues to consolidate Hainan Aoyu.

Risks in relation to the Variable Interest Entities structure

Two of our PRC operating subsidiaries are controlled subsidiaries through stock consignment agreements rather than by direct ownership of shares, the terms of which may have to be enforced, which would require us to incur extra costs, create uncertainty as to ownership of the operating businesses involved and risk the possible loss of rights. There is the risk, however, that a consigning shareholder will not fulfill its obligations under the stock consignment agreement. In that event, we may need to resort to the PRC courts to have our rights under the applicable agreement enforced. Such enforcement will cause us to incur legal expenses. In addition, while a case is pending there will be uncertainty regarding our rights as to the three PRC operating subsidiaries involved. In addition, a PRC court may decide not to enforce the agreements in whole or in part. To the extent these agreements are neither observed nor enforced as intended, the PRC operating subsidiaries will not be controlled by us as intended, which will affect our enterprise value and restrict our ability to obtain the income and other rights of ownership associated with the consigned stock. It may also prevent the consolidation of our financial statements with the PRC operating subsidiaries, which would reduce the reported earnings of the consolidated companies. The uncertainty of ownership may also adversely affect the market value of our ordinary shares.

Whether or not a stock consignment agreement is terminated depends on the consensus of our Board and the consignees. Any such termination could result in a possible loss of certain rights or assets held by us without receiving fair value in return. The stock consignment agreements relating to our control of the stock of our PRC operating subsidiaries may be terminated after three years upon mutual agreement between us and the consignees. Holding this amount of stock will allow these officers to control or greatly influence the selection of directors and matters submitted to a vote of our shareholders, including voting to terminate the stock consignment agreements.

There are corporate protections in place designed to protect our interests, such as an independent Board of Directors, an audit committee comprised of independent directors that must approve insider transactions, a code of conduct requiring fair dealing with the Company, and the British Virgin Islands statutory provision that a disposition of more than 50% of the assets of a company must be approved by a majority of the shareholders. Moreover, if consigned stock is transferred to us as provided in the stock consignment agreements when the restrictions under PRC law are lifted, that stock will no longer be subject to the stock consignment agreements, and the termination of the stock consignment agreements would then have no effect on the ownership of that stock. However, if the stock consignment agreements are terminated, then we would lose our rights with respect to the consigned stock and the profits from the issuing corporation. Such a loss would impair the value of the Company and would reduce our ability to generate revenues.

The following consolidated financial information of the VIE and VIE’ subsidiaries as of September 30, 2024 and 2025 and for the years ended September 30, 2023, 2024 and 2025 was included in the accompanying consolidated financial statements of the Company as follows:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	1,415	15,439	2,173
Accounts receivable, net	1,280	203	29
Advances to suppliers	52,714	20,669	2,909
Inventories	1,343	11,151	1,569
Other current assets	276	441	62
Total current assets	57,028	47,903	6,742
Land use rights, net	3,192	—	—
Plant and equipment, net	28,279	26,970	3,796
Equity investments	144,541	155,836	21,932
Intangible assets, net	—	2,077	292
Other assets	—	1,805	254
Total assets	233,040	234,591	33,016
LIABILITIES
Current liabilities
Short-term borrowings	4,950	7,950	1,119
Accounts payable	6,595	8,882	1,250
Due to related parties	9,894	6,003	845
Advances from customers	46,758	33,381	4,698
Other payables and accrued expenses	11,884	19,401	2,730
Total current liabilities	80,081	75,617	10,642
Other long-term liabilities	5,813	10,490	1,476
Total liabilities	85,894	86,107	12,118

As of September 30, 2024 and 2025, consolidated assets of RMB 233 million and RMB 235 million respectively, are collateral for the VIE’s obligations and may not be used to settle the liabilities of the Parent Company.

	Years ended
	September 30,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Net revenue	53,611	82,356	89,741
Net income (loss)	89,974	(1,554)	(18,817)

No net income (loss) of the VIE and VIE’s subsidiaries are paid to other entities within the Company for the years ended September 30, 2023, 2024 and 2025.

	Years ended
	September 30,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Net cash generated from operating activities	11,691	5,751	20,589
Net cash used in investing activities	(8,912)	(4,972)	(13,065)
Net cash (used in)/generated from financing activities	(1,587)	(1,506)	6,500
Net increase/(decrease) in cash, cash equivalents and restricted cash	1,192	(727)	14,024

No net cash (used in)/generated from financing activities in the VIE and VIE’s subsidiaries are related to other entities within the Company for the years ended September 30, 2023, 2024 and 2025.

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and their subsidiaries and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Company is conducting a significant portion of business in the PRC through the VIEs, the Company may provide additional financial support on a discretionary basis in the future, which could expose the Company to a loss.

There is no VIEs in the Company where any subsidiary has a variable interest but is not the primary beneficiary.